Basis of Preparation - Summary of Existing Categories Under IAS 39 Reclassified to New Standard (Detail)	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents investments [member] | Financial assets, category [member]
Disclosure Of Classification Of Financial Instruments [line items]
Classification, IFRS 39	Loans and receivables
Classification, IFRS 9	Fair value - profit or loss
Marketable securities cash investments one [member] | Financial assets, category [member]
Disclosure Of Classification Of Financial Instruments [line items]
Classification, IFRS 39	Held to maturity
Classification, IFRS 9	Amortized cost
Marketable securities cash investments two [member] | Financial assets, category [member]
Disclosure Of Classification Of Financial Instruments [line items]
Classification, IFRS 39	Held for trading
Classification, IFRS 9	Fair value - profit or loss
Customers and Traders; Concession holders (transmission service) [member] | Financial assets, category [member]
Disclosure Of Classification Of Financial Instruments [line items]
Classification, IFRS 39	Loans and receivables
Classification, IFRS 9	Amortized cost
Restricted cash [member] | Financial assets, category [member]
Disclosure Of Classification Of Financial Instruments [line items]
Classification, IFRS 39	Loans and receivables
Classification, IFRS 9	Amortized cost
Advances to suppliers [member] | Financial assets, category [member]
Disclosure Of Classification Of Financial Instruments [line items]
Classification, IFRS 39	Loans and receivables
Classification, IFRS 9	Amortized cost
Accounts receivable from the State of Minas Gerais [member] | Financial assets, category [member]
Disclosure Of Classification Of Financial Instruments [line items]
Classification, IFRS 39	Loans and receivables
Classification, IFRS 9	Amortized cost
Receivables from Related Parties [member] | Financial assets, category [member]
Disclosure Of Classification Of Financial Instruments [line items]
Classification, IFRS 39	Loans and receivables
Classification, IFRS 9	Amortized cost
Concession financial assets CVA Account and Other financial components [member] | Financial assets, category [member]
Disclosure Of Classification Of Financial Instruments [line items]
Classification, IFRS 39	Loans and receivables
Classification, IFRS 9	Amortized cost
Reimbursement of tariff subsidy payments [member] | Financial assets, category [member]
Disclosure Of Classification Of Financial Instruments [line items]
Classification, IFRS 39	Loans and receivables
Classification, IFRS 9	Amortized cost
Low-income subsidy [member] | Financial assets, category [member]
Disclosure Of Classification Of Financial Instruments [line items]
Classification, IFRS 39	Loans and receivables
Classification, IFRS 9	Amortized cost
Escrow deposits [member] | Financial assets, category [member]
Disclosure Of Classification Of Financial Instruments [line items]
Classification, IFRS 39	Loans and receivables
Classification, IFRS 9	Amortized cost
Derivative financial instruments swap [member] | Financial assets, category [member]
Disclosure Of Classification Of Financial Instruments [line items]
Classification, IFRS 39	Fair value - profit or loss
Classification, IFRS 9	Fair value - profit or loss
Concession financial assets distribution infrastructure [member] | Financial assets, category [member]
Disclosure Of Classification Of Financial Instruments [line items]
Classification, IFRS 39	Held for trading
Classification, IFRS 9	Fair value - profit or loss
Indemnities receivable transmission [member] | Financial assets, category [member]
Disclosure Of Classification Of Financial Instruments [line items]
Classification, IFRS 39	Loans and receivables
Classification, IFRS 9	Amortized cost
Generation Indemnity receivable [member] | Financial assets, category [member]
Disclosure Of Classification Of Financial Instruments [line items]
Classification, IFRS 39	Loans and receivables
Classification, IFRS 9	Fair value - profit or loss
Concession grant fee - Generation concessions [member] | Financial assets, category [member]
Disclosure Of Classification Of Financial Instruments [line items]
Classification, IFRS 39	Loans and receivables
Classification, IFRS 9	Amortized cost
Other credits [member] | Financial assets, category [member]
Disclosure Of Classification Of Financial Instruments [line items]
Classification, IFRS 39	Loans and receivables
Classification, IFRS 9	Amortized cost
Loans, financing and debentures [member] | Financial liabilities, category [member]
Disclosure Of Classification Of Financial Instruments [line items]
Classification, IFRS 39	Amortized cost
Classification, IFRS 9	Amortized cost
Debt with pension fund [Member] | Financial liabilities, category [member]
Disclosure Of Classification Of Financial Instruments [line items]
Classification, IFRS 39	Amortized cost
Classification, IFRS 9	Amortized cost
Concession financial liabilities CVA Account and Other financial components in tariff adjustments [member] | Financial liabilities, category [member]
Disclosure Of Classification Of Financial Instruments [line items]
Classification, IFRS 39	Amortized cost
Classification, IFRS 9	Amortized cost
Onerous concession [member] | Financial liabilities, category [member]
Disclosure Of Classification Of Financial Instruments [line items]
Classification, IFRS 39	Amortized cost
Classification, IFRS 9	Amortized cost
Tax Amnesty Program [member] | Financial liabilities, category [member]
Disclosure Of Classification Of Financial Instruments [line items]
Classification, IFRS 39	Amortized cost
Classification, IFRS 9	Amortized cost
Suppliers [member] | Financial liabilities, category [member]
Disclosure Of Classification Of Financial Instruments [line items]
Classification, IFRS 39	Amortized cost
Classification, IFRS 9	Amortized cost
Advances from customers [member] | Financial liabilities, category [member]
Disclosure Of Classification Of Financial Instruments [line items]
Classification, IFRS 39	Amortized cost
Classification, IFRS 9	Amortized cost
Derivative financial instruments swap [member] | Financial liabilities, category [member]
Disclosure Of Classification Of Financial Instruments [line items]
Classification, IFRS 39	Fair value - profit or loss
Classification, IFRS 9	Fair value - profit or loss
Derivative financial instruments put options [member] | Financial liabilities, category [member]
Disclosure Of Classification Of Financial Instruments [line items]
Classification, IFRS 39	Fair value - profit or loss
Classification, IFRS 9	Fair value - profit or loss